LONG-TERM DEBT	12 Months Ended
Mar. 31, 2014
LONG-TERM DEBT
LONG-TERM DEBT

7.             LONG-TERM DEBT

The components of long-term debt as of March 31, 2013 and 2014, are summarized as follows:

	Thousands of Yen
	2013 Weighted average interest rate	2013 Balance	2014 Weighted average interest rate	2014 Balance
Bank borrowings:
Secured by equity securities, various rates and various maturities through 2016	2.1%	¥272,500	—	¥—
Unsecured, various rates and various maturities through 2016	2.1%	350,000	2.3%	712,600
Capital lease obligations	2.0%	13,025	1.7%	18,483
		635,525		731,083
Less: current portion		188,241		285,897
		¥447,284		¥445,186

The aggregate annual maturities of long-term debt after March 31, 2014, are as follows:

Years ending March 31	Thousands of Yen
2015	¥285,897
2016	277,684
2017	166,540
2018	962
¥731,083

As is customary in Japan, both short-term and long-term bank borrowings are made under general agreements that provide that securities and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

Credit Line

The Company entered into an overdraft arrangement with a Japanese bank for which the unutilized balance as of March 31, 2013 and 2014 was ¥50,000 thousand. Under a ¥700,000 thousand five year syndicated loan arrangement entered into with a consortium of banks on September 27, 2011, the Company borrowed ¥350,000 thousand when the arrangement was signed and an additional ¥350,000 thousand in May 2012. There was no unused balance under this arrangement as of March 31, 2013 and 2014.

On December 28, 2012, the Company entered into a short-term revolving credit facility agreement with a consortium of Japanese banks in an aggregate principal amount of ¥1,000,000 thousand that originally matured on December 27, 2013. During the year ended March 31, 2014, the Company renewed the agreement to extend the maturity to December 26, 2014. Any further extension of maturity date of the credit facility is subject to the consortium’s approval. There were no borrowings under this credit facility as of March 31, 2014.

Financial Covenants

There are restrictive covenants related to the borrowings under the credit line including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under accounting principles generally accepted in Japan. UBIC is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2011; ¥1,168,013 thousand on a stand-alone basis and ¥1,173,145 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of previous year, whichever is higher. The ordinary income covenant states that UBIC and the Company shall not record ordinary losses in any two consecutive fiscal years. UBIC is in compliance with these restrictive covenants at March 31, 2014.

There are restrictive covenants related to the revolving credit facility of ¥1,000,000 thousand as of March 31, 2014, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under accounting principles generally accepted in Japan. UBIC is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2012; ¥2,607,338 thousand on a stand-alone basis and ¥2,655,320 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of previous year, whichever is higher. The ordinary income covenant states that UBIC and the Company shall not record ordinary losses in any fiscal years ending on or after March 31, 2015.